Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Leases
Summary of future minimum payments under operating leases

The future minimum payments under operating leases were as follows at December 31, 2021 for the fiscal year ending March 31, 2022:

2022		$44,329
Total operating lease payments		$44,329
Less: amounts representing interest		(364)
Present value of net operating lease payments	$
Less: current portion		43,965
Long-term portion of operating lease obligations		$—

The future minimum payments under operating leases were as follows at March 31, 2021:

2022	$175,792
2023	—
Total operating lease payments	$175,792
Less: amounts representing interest	(4,670)
Present value of net operating lease payments	$171,122
Less: current portion	—
Long-term portion of operating lease obligations	$171,122